Annual Total Returns - Optimum Fund Trust Classes A, C, Institutional - Institutional	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.93%	32.31%	41.25%	(34.73%)	17.74%	33.98%	31.32%	(0.93%)	32.48%	0.88%
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.52%	14.23%	13.92%	(28.07%)	12.52%	57.33%	25.65%	(3.30%)	27.61%	2.85%
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	2.47%	10.21%	10.56%	(14.08%)	29.11%	1.42%	24.58%	(16.39%)	9.75%	18.43%
Optimum International Fund
Prospectus [Line Items]
Annual Return [Percent]	25.98%	8.40%	17.36%	(23.05%)	8.46%	11.41%	19.58%	(14.11%)	30.46%	4.55%
Optimum Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.63%	1.50%	5.89%	(13.95%)	(1.78%)	9.19%	8.65%	(0.70%)	4.50%	2.96%
Optimum Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	14.67%	13.64%	9.93%	(6.08%)	27.17%	2.60%	27.93%	(9.40%)	16.37%	11.19%